INVENTORY (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cost of sales	$ 4,410,777	$ 2,603,911	$ 218,800
Inventory write-down		23,955
Inventory [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 3,420,713	$ 2,257,797	$ 118,826